Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 89.5%
Aerospace & Defense - 0.6%
Airbus SE	2,354	$153,271
CAE, Inc.	1,449	18,111
MTU Aero Engines AG	258	37,750
Saab AB, Class B	717	13,819
Safran SA	4,140	364,045
Singapore Technologies Engineering Ltd.	33,900	74,283
		661,279
Air Freight & Logistics - 0.8%
Deutsche Post AG	27,058	735,555
Royal Mail PLC	1,970	3,058
Sinotrans Ltd., Class H	152,000	37,456
Yamato Holdings Co. Ltd.	4,800	75,454
		851,523
Airlines - 0.0%†
China Eastern Airlines Corp. Ltd., Class H*	92,000	31,454

Auto Components - 0.8%
Bridgestone Corp.	2,900	89,266
Denso Corp.	4,400	142,285
Hyundai Mobis Co. Ltd.	676	94,124
JTEKT Corp.	15,300	104,168
Koito Manufacturing Co. Ltd.	700	23,700
Magna International, Inc.	2,414	76,167
Sumitomo Rubber Industries Ltd.	8,100	76,457
Tokai Rika Co. Ltd.	10,600	132,163
Toyoda Gosei Co. Ltd.	4,200	72,130
Toyota Boshoku Corp.	9,300	110,871
		921,331
Automobiles - 1.5%
Astra International TBK PT	317,300	75,872
BAIC Motor Corp. Ltd., Class H(a)	40,500	16,094
Ferrari NV	2,909	451,814
Honda Motor Co. Ltd.	12,700	285,869
Hyundai Motor Co.	1,839	133,995
Isuzu Motors Ltd.	7,000	46,381
Kia Motors Corp.	3,576	76,376
Mitsubishi Motors Corp.	15,700	44,502
Nissan Motor Co. Ltd.	51,800	171,107
Peugeot SA	2,464	32,890
Toyota Motor Corp.	4,300	258,944
Yamaha Motor Co. Ltd.	7,300	88,380
		1,682,224
Banks - 9.4%
ABN AMRO Bank NV, CVA(a)	3,459	28,405
Absa Group Ltd.	8,658	36,358
Australia & New Zealand Banking Group Ltd.	17,094	177,442
Banco Bilbao Vizcaya Argentaria SA	39,407	126,064
Banco Bradesco SA	11,220	40,864
Banco Bradesco SA	56,232	226,376

	Shares/ Principal	Fair Value

Banks (continued)
Banco Do Brasil SA	7,371	$39,437
Banco Santander Brasil SA	20,600	107,238
Bancolombia SA	1,950	12,247
Bank Central Asia TBK PT	101,800	172,423
Bank Hapoalim BM	12,468	75,109
Bank Leumi Le-Israel BM	9,484	52,548
Bank Mandiri Persero TBK PT	208,800	59,913
Bank of China Ltd., Class H	470,000	180,095
Bank of Communications Co. Ltd., Class H	108,000	66,186
Bank of Montreal	14,636	730,695
Bank of Nova Scotia (The)	9,769	394,439
Bank Rakyat Indonesia Persero TBK PT	460,200	85,212
Bankinter SA	4,375	16,053
BNP Paribas SA	361	10,897
BOC Hong Kong Holdings Ltd.	90,000	249,068
Canadian Imperial Bank of Commerce	4,680	269,617
China CITIC Bank Corp. Ltd., Class H	214,000	105,745
China Construction Bank Corp., Class H	614,000	502,233
China Everbright Bank Co. Ltd., Class A	68,400	34,812
China Merchants Bank Co. Ltd., Class A	6,300	28,671
China Minsheng Banking Corp. Ltd., Class H	155,100	115,261
Chongqing Rural Commercial Bank Co. Ltd., Class H	119,000	48,823
CIMB Group Holdings BHD	14,700	12,250
Commonwealth Bank of Australia	5,715	216,238
Credit Agricole SA	7,115	52,228
DBS Group Holdings Ltd.	11,200	146,072
Erste Group Bank AG*	1,741	32,256
Grupo Financiero Banorte SAB de CV, Class O	28,500	78,967
Hana Financial Group, Inc.	1,705	32,353
Hang Seng Bank Ltd.	1,400	23,933
HSBC Holdings PLC	79,396	447,196
Industrial & Commercial Bank of China Ltd., Class H	347,000	237,723
Industrial Bank Co. Ltd., Class A	19,200	43,066
Industrial Bank of Korea	1,090	6,715
ING Groep NV	18,890	99,106
Israel Discount Bank Ltd., Class A	11,367	33,740
Itau Unibanco Holding SA	68,700	307,564
KB Financial Group, Inc.	3,787	107,480
Lloyds Banking Group PLC	158,893	63,046
Malayan Banking BHD	140,800	242,815
Mediobanca Banca di Credito Finanziario SpA	20,278	111,873
Mitsubishi UFJ Financial Group, Inc.	90,300	337,093
Mizrahi Tefahot Bank Ltd.	954	17,861
Mizuho Financial Group, Inc.	7,700	8,816

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Banks (continued)
National Australia Bank Ltd.	9,960	$101,682
Nedbank Group Ltd.	2,059	9,530
Nordea Bank Abp*	6,229	35,258
Nordea Bank Abp*	26,461	149,033
OTP Bank Nyrt	7,226	208,821
Oversea-Chinese Banking Corp. Ltd.	19,900	120,754
Ping An Bank Co. Ltd., Class A	7,600	13,715
Public Bank BHD	30,300	111,521
Raiffeisen Bank International AG	801	11,755
Resona Holdings, Inc.	43,900	132,243
Royal Bank of Canada	8,209	502,742
Shinhan Financial Group Co. Ltd.	4,964	116,622
Standard Bank Group Ltd.	26,364	151,261
Sumitomo Mitsui Financial Group, Inc.	21,600	524,819
Sumitomo Mitsui Trust Holdings, Inc.	6,300	182,309
Thanachart Capital PCL, NVDR	92,700	93,922
Toronto-Dominion Bank (The)	20,151	847,040
United Overseas Bank Ltd.	12,100	165,288
Westpac Banking Corp.	15,639	157,936
Woori Financial Group, Inc.	2,054	12,908
Yamaguchi Financial Group, Inc.	2,100	11,905
		10,311,686
Beverages - 2.3%
Ambev SA	1,567	3,589
Anheuser-Busch InBev SA/NV	2,657	117,986
Asahi Group Holdings Ltd.	600	19,508
Britvic PLC	1,595	13,874
China Resources Beer Holdings Co. Ltd.	12,000	54,806
Coca-Cola Amatil Ltd.	5,468	29,585
Coca-Cola Femsa SAB de CV	2,600	10,527
Diageo PLC	29,355	941,453
Fomento Economico Mexicano SAB de CV	6,400	39,348
Fraser & Neave Holdings BHD	1,700	12,207
Kirin Holdings Co. Ltd.	9,400	186,119
Kweichow Moutai Co. Ltd., Class A	300	46,989
Pernod Ricard SA	3,896	553,384
Royal Unibrew A/S	1,499	108,070
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,650	20,978
Suntory Beverage & Food Ltd.	3,100	117,303
Treasury Wine Estates Ltd.	16,932	103,943
Wuliangye Yibin Co. Ltd., Class A	5,299	86,062
		2,465,731
Biotechnology - 0.8%
3SBio, Inc.*,(a)	7,500	7,809
BeiGene Ltd., ADR*	240	29,546
Celltrion, Inc.*	570	107,225
CSL Ltd.	2,725	494,814
Galapagos NV*	278	55,212

	Shares/ Principal	Fair Value

Biotechnology (continued)
Genmab A/S*	416	$84,230
Grifols SA	2,112	71,839
Helixmith Co. Ltd.*	130	7,337
Innovent Biologics, Inc.*,(a)	4,500	18,985
Medy-Tox, Inc.	33	5,348
PeptiDream, Inc.*	600	20,953
SillaJen, Inc.*	420	4,571
		907,869
Building Products - 0.8%
AGC, Inc.	3,300	81,281
Aica Kogyo Co. Ltd.	600	17,202
Assa Abloy AB, Class B	14,052	266,213
China Lesso Group Holdings Ltd.	14,000	18,460
Daikin Industries Ltd.	1,700	207,392
Geberit AG	363	159,824
Kingspan Group PLC	1,246	66,581
Sanwa Holdings Corp.	1,600	12,509
		829,462
Capital Markets - 1.3%
B3 SA - Brasil Bolsa Balcao	21,000	144,262
Brookfield Asset Management, Inc., Class A	1,328	58,201
China International Capital Corp. Ltd., Class H(a)	20,000	32,358
China Merchants Securities Co. Ltd., Class A	8,121	19,601
Deutsche Boerse AG	1,277	175,149
DWS Group GmbH & Co. KGaA(a)	539	13,331
East Money Information Co. Ltd., Class A	22,700	51,365
Euronext NV(a)	1,081	80,419
Everbright Securities Co. Ltd., Class A	9,600	14,901
Guotai Junan Securities Co. Ltd., Class A	14,300	32,821
Guotai Junan Securities Co. Ltd., Class H(a)	47,400	70,572
Hong Kong Exchanges & Clearing Ltd.	3,900	117,640
IG Group Holdings PLC	9,806	84,164
Korea Investment Holdings Co. Ltd.	206	8,419
Macquarie Group Ltd.	8,042	422,071
Magellan Financial Group Ltd.	1,712	45,602
Man Group PLC	9,333	14,413
Meritz Securities Co. Ltd.	5,297	12,314
Mirae Asset Daewoo Co. Ltd.	1,128	4,883
NH Investment & Securities Co. Ltd.	1,090	8,049
Reinet Investments SCA	690	10,993
Samsung Securities Co. Ltd.	1,245	30,017
		1,451,545
Chemicals - 2.9%
Air Liquide SA	1,937	247,925
Akzo Nobel NV	4,877	321,131

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Chemicals (continued)
Asahi Kasei Corp.	2,500	$17,711
BASF SE	4,154	196,654
Chr Hansen Holding A/S	1,241	92,845
Daicel Corp.	21,300	155,673
Denka Co. Ltd.	2,500	52,730
DIC Corp.	6,400	141,867
Duk San Neolux Co. Ltd.*	577	12,395
Givaudan SA	28	86,673
Hanwha Solutions Corp.	1,194	13,143
Kaneka Corp.	7,000	167,940
Lotte Chemical Corp.	63	9,988
LOTTE Fine Chemical Co. Ltd.	162	4,132
Mitsubishi Gas Chemical Co., Inc.	1,600	17,430
Mitsui Chemicals, Inc.	7,900	150,089
Nippon Shokubai Co. Ltd.	1,800	82,534
Nitto Denko Corp.	2,400	107,267
Nutrien Ltd.	15,862	536,144
OCI Co. Ltd.*	83	2,373
Orica Ltd.	4,324	40,624
PTT Global Chemical PCL, NVDR	38,200	35,502
Sika AG	777	128,449
Solvay SA	1,678	122,218
Sumitomo Chemical Co. Ltd.	38,900	115,668
Symrise AG	447	41,690
Teijin Ltd.	900	15,256
Toray Industries, Inc.	4,600	19,984
Ube Industries Ltd.	17,700	271,677
Zeon Corp.	900	6,786
		3,214,498
Commercial Services & Supplies - 0.7%
Brambles Ltd.	21,229	137,208
Country Garden Services Holdings Co. Ltd.	11,000	44,704
G4S PLC	9,370	10,724
HomeServe PLC	11,780	154,538
Rentokil Initial PLC	5,197	24,990
Ritchie Bros Auctioneers, Inc.	5,801	196,444
Secom Co. Ltd.	2,100	174,567
		743,175
Communications Equipment - 0.2%
Nokia OYJ	42,062	132,411
Telefonaktiebolaget LM Ericsson, Class B*	14,735	120,555
		252,966
Construction & Engineering - 1.6%
ACS Actividades de Construccion y Servicios SA	8,885	173,680
Bouygues SA	1,631	47,818
China Communications Construction Co. Ltd., Class H	83,000	57,826

	Shares/ Principal	Fair Value

Construction & Engineering (continued)
China Communications Services Corp. Ltd., Class H	110,000	$80,042
China Railway Construction Corp. Ltd., Class H	130,000	145,583
China Railway Group Ltd., Class H	178,000	94,846
COMSYS Holdings Corp.	1,200	30,935
Daelim Industrial Co. Ltd.	197	11,927
Daewoo Engineering & Construction Co. Ltd.*	1,783	4,306
GS Engineering & Construction Corp.	423	7,123
Hyundai Engineering & Construction Co. Ltd.	606	13,665
Kajima Corp.	8,900	91,428
Kandenko Co. Ltd.	3,900	31,105
Kyowa Exeo Corp.	700	15,601
Metallurgical Corp. of China Ltd., Class H	173,000	30,355
Samsung Engineering Co. Ltd.*	1,322	11,023
Sinopec Engineering Group Co. Ltd., Class H	21,000	8,832
Taisei Corp.	4,000	122,458
Vinci SA	9,021	746,331
		1,724,884
Construction Materials - 0.2%
Anhui Conch Cement Co. Ltd., Class A	7,800	60,591
Anhui Conch Cement Co. Ltd., Class H	3,000	20,843
BBMG Corp., Class H	73,000	18,272
Buzzi Unicem SpA	1,557	28,479
Cemex SAB de CV	180,400	38,219
China Resources Cement Holdings Ltd.	32,000	38,189
Wienerberger AG	1,575	24,868
		229,461
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	4,300	46,125
Muangthai Capital PCL, NVDR	8,800	9,385
		55,510
Containers & Packaging - 0.3%
CCL Industries, Inc., Class B	9,488	285,236
Smurfit Kappa Group PLC	1,178	33,245
		318,481
Diversified Consumer Services - 0.4%
Benesse Holdings, Inc.	800	20,386
IDP Education Ltd.	13,286	94,002
Koolearn Technology Holding Ltd.*,(a)	4,500	16,924
New Oriental Education & Technology Group, Inc., ADR*	1,890	204,574
TAL Education Group, ADR*	1,417	75,470
		411,356
Diversified Financial Services - 0.8%
Challenger Ltd.	3,718	9,102

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
EXOR NV	933	$48,116
FirstRand Ltd.	70,294	158,496
Grenke AG	315	18,578
Groupe Bruxelles Lambert SA	3,666	288,093
Kinnevik AB, Class B	11,431	190,484
L E Lundbergforetagen AB, Class B	2,348	96,501
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,300	45,830
Sofina SA	84	17,125
Zenkoku Hosho Co. Ltd.	1,000	31,448
		903,773
Diversified Telecommunication - 2.1%
BCE, Inc.	10,563	428,427
China Telecom Corp. Ltd., Class H	320,000	97,021
China Unicom Hong Kong Ltd.	62,000	35,756
Elisa OYJ	2,391	148,177
Koninklijke KPN NV	30,249	72,223
LG Uplus Corp.	2,255	20,006
Orange SA	12,947	158,185
Singapore Telecommunications Ltd.	75,700	135,041
Sunrise Communications Group AG*,(a)	4,432	356,832
Swisscom AG	337	181,187
Telecom Italia SpA/Milano	34,706	13,728
Telefonica Deutschland Holding AG	18,447	45,724
Telefonica SA	60,333	276,287
Telekom Malaysia BHD	33,900	29,427
Telenor ASA	13,397	193,792
Telia Co. AB	43,836	157,952
		2,349,765
Electric Utilities - 1.6%
AusNet Services	70,318	73,595
Chubu Electric Power Co., Inc.	4,600	64,960
CLP Holdings Ltd.	44,000	405,888
CPFL Energia SA	4,200	21,864
EDP - Energias de Portugal SA	25,233	101,279
Emera, Inc.	671	26,164
Enel SpA	7,079	49,238
Equatorial Energia SA	13,600	45,756
Fortis, Inc.	1,567	59,747
Fortum OYJ*	2,668	39,155
Hokuriku Electric Power Co.	16,800	117,805
Kansai Electric Power Co., Inc. (The)	6,800	75,808
Korea Electric Power Corp.*	1,629	25,759
Orsted A/S(a)	973	95,343
Shikoku Electric Power Co., Inc.	16,300	128,944
Spark Infrastructure Group	49,610	59,209
Tenaga Nasional BHD	61,500	171,118
Terna Rete Elettrica Nazionale SpA	28,936	183,198
		1,744,830

	Shares/ Principal	Fair Value

Electrical Equipment - 0.8%
Contemporary Amperex Technology Co. Ltd., Class A	6,000	$101,837
Furukawa Electric Co. Ltd.	800	14,562
GS Yuasa Corp.	1,100	14,815
LS Corp.	296	7,027
Mabuchi Motor Co. Ltd.	500	14,914
Mitsubishi Electric Corp.	1,700	21,023
Schneider Electric SE	6,218	536,128
Signify NV(a)	647	12,558
WEG SA	22,446	144,804
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	25,600	22,294
		889,962
Electronic Equipment, Instruments & Components - 1.3%
Amano Corp.	500	11,055
Barco NV	119	18,385
BOE Technology Group Co. Ltd., Class A	100	52
China Railway Signal & Communication Corp. Ltd., Class H(a)	42,000	21,187
Citizen Watch Co. Ltd.	14,900	53,000
Electrocomponents PLC	10,458	66,938
Halma PLC	2,462	58,643
Horiba Ltd.	300	14,951
Keyence Corp.	1,600	516,215
Kingboard Laminates Holdings Ltd.	15,000	13,876
Lens Technology Co. Ltd., Class A	8,800	18,064
LG Display Co. Ltd.*	1,669	15,218
LG Innotek Co. Ltd.	177	16,575
Luxshare Precision Industry Co. Ltd., Class A	33,700	181,302
Murata Manufacturing Co. Ltd.	1,200	60,825
Nippon Electric Glass Co. Ltd.	5,100	68,406
Samsung Electro-Mechanics Co. Ltd.	483	38,764
Samsung SDI Co. Ltd.	134	26,473
Shimadzu Corp.	800	21,083
Sunny Optical Technology Group Co. Ltd.	13,900	187,225
Topcon Corp.	1,400	10,401
		1,418,638
Energy Equipment & Services - 0.2%
John Wood Group PLC	3,660	7,064
Subsea 7 SA	35,264	166,363
		173,427
Entertainment - 0.6%
Com2uS Corp.	103	7,141
CTS Eventim AG & Co. KGaA	590	26,659
Konami Holdings Corp.	1,200	36,849
NCSoft Corp.	62	33,207
NetEase, Inc., ADR	515	165,294
Nintendo Co. Ltd.	1,100	423,982

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Entertainment (continued)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,300	$15,195
		708,327
Equity Real Estate Investment - 0.6%
Advance Residence Investment Corp.	9	26,136
alstria office REIT-AG	4,104	58,721
British Land Co. PLC (The)	5,068	21,127
CapitaLand Mall Trust	121,400	152,619
Champion REIT	23,000	13,887
GLP J-REIT	32	36,045
Industrial & Infrastructure Fund Investment Corp.	9	12,188
Kenedix Office Investment Corp., Class A	2	10,541
Scentre Group	201,782	193,278
Suntec Real Estate Investment Trust	104,000	91,302
Unibail-Rodamco-Westfield	218	12,333
Vicinity Centres	24,116	15,277
		643,454
Food & Staples Retailing - 1.6%
Aeon Co. Ltd.	1,600	35,556
Alimentation Couche-Tard, Inc., Class B	3,355	78,138
Axfood AB	1,317	26,878
Berli Jucker PCL, NVDR	106,200	131,061
Bid Corp. Ltd.	2,933	34,927
Carrefour SA	1,180	18,664
Clicks Group Ltd.	1,174	16,940
Coles Group Ltd.	2,120	19,671
CP ALL PCL, NVDR	40,900	76,023
J Sainsbury PLC	75,659	197,383
Koninklijke Ahold Delhaize NV	4,715	110,119
Magnit PJSC, GDR	2,720	24,377
Seven & i Holdings Co. Ltd.	8,200	271,624
Sundrug Co. Ltd.	2,100	67,306
Tesco PLC	43,037	122,096
Wal-Mart de Mexico SAB de CV	41,847	99,697
Wm Morrison Supermarkets PLC	156,619	345,676
Woolworths Group Ltd.	5,575	119,767
		1,795,903
Food Products - 2.8%
Barry Callebaut AG	17	34,086
Calbee, Inc.	600	16,235
Chocoladefabriken Lindt & Spruengli AG	1	87,231
Dali Foods Group Co. Ltd.(a)	66,000	45,982
Danone SA	682	43,882
JBS SA	16,494	64,684
Kewpie Corp.	700	14,012
MEIJI Holdings Co. Ltd.	600	42,684
Muyuan Foodstuff Co. Ltd., Class A	3,200	55,134

	Shares/ Principal	Fair Value

Food Products (continued)
Nestle SA	24,391	$2,507,038
Nichirei Corp.	800	22,639
NongShim Co. Ltd.	47	11,138
QL Resources BHD	6,900	11,819
Strauss Group Ltd.*	750	19,612
Uni-President China Holdings Ltd.	21,000	20,374
Yihai International Holding Ltd.*	5,000	37,867
		3,034,417
Gas Utilities - 0.4%
Italgas SpA	26,433	144,699
Korea Gas Corp.	431	7,612
Naturgy Energy Group SA	6,879	121,636
Rubis SCA	570	23,804
Snam SpA	7,678	35,417
Tokyo Gas Co. Ltd.	2,500	59,191
Towngas China Co. Ltd.*	14,000	6,936
		399,295
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.*	571	29,112
Ansell Ltd.	7,267	120,935
Carl Zeiss Meditec AG*	1,329	128,836
Cochlear Ltd.	1,958	224,639
Coloplast A/S, Class B	1,294	187,722
Fisher & Paykel Healthcare Corp. Ltd.	3,424	61,669
GN Store Nord A/S	3,816	170,466
Hartalega Holdings BHD	24,400	38,859
Nihon Kohden Corp.	600	22,565
Sartorius AG*	706	172,129
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	800	29,516
Smith & Nephew PLC	10,868	193,310
Straumann Holding AG	338	252,011
		1,631,769
Health Care Providers & Services - 0.2%
IHH Healthcare BHD	10,800	12,900
Sonic Healthcare Ltd.	10,244	152,545
		165,445
Health Care Technology - 0.1%
CompuGroup Medical SE	1,775	108,969
M3, Inc.	1,000	29,596
		138,565
Hotels, Restaurants & Leisure - 1.0%
Alsea SAB de CV*	4,000	2,566
Aristocrat Leisure Ltd.	38,073	497,510
Compass Group PLC	31,299	490,548
Greggs PLC	2,080	41,627
SSP Group PLC	26,967	102,821
		1,135,072
Household Durables - 0.3%
Bellway PLC	929	24,835

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Household Durables (continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,500	$6,984
Gafisa SA*	8,000	5,939
LG Electronics, Inc.	1,387	54,917
Nikon Corp.	1,400	12,943
Q Technology Group Co. Ltd.*	15,000	16,701
Sekisui House Ltd.	2,200	36,366
Sony Corp.	900	53,531
Taylor Wimpey PLC	76,441	111,370
		323,586
Household Products - 0.3%
Essity AB, Class B	4,860	150,101
Henkel AG & Co. KGaA	498	39,999
Reckitt Benckiser Group PLC	1,374	104,777
		294,877
Independent Power and Renewable Electricity - 0.2%
B Grimm Power PCL	15,100	18,290
B Grimm Power PCL, NVDR	12,600	15,262
China Power International Development Ltd.	47,000	8,732
Datang International Power Generation Co. Ltd., Class H	124,000	16,638
Electric Power Development Co. Ltd.	5,400	108,945
Gulf Energy Development PCL, NVDR	8,800	40,222
Gulf Energy Development PCL	2,700	12,341
Huadian Power International Corp. Ltd., Class H	62,000	18,478
Uniper SE	1,216	30,007
		268,915
Industrial Conglomerates - 0.8%
Alfa SAB de CV, Class A	18,300	4,946
CJ Corp.	66	3,497
CK Hutchison Holdings Ltd.	28,500	192,307
DCC PLC	1,919	121,353
Investment AB Latour, Class B	2,220	31,728
NWS Holdings Ltd.	9,000	9,254
Rheinmetall AG	169	11,879
Samsung C&T Corp.	535	39,377
Shanghai Industrial Holdings Ltd.	58,000	87,701
Siemens AG	2,670	226,960
SM Investments Corp.	920	14,797
Smiths Group PLC	7,461	113,420
Toshiba Corp.	500	11,023
		868,242
Insurance - 4.1%
AIA Group Ltd.	38,600	349,352
Allianz SE	4,313	742,425
Assicurazioni Generali SpA	17,530	238,704
Aviva PLC	26,832	89,331
AXA SA	1,606	27,821

	Shares/ Principal	Fair Value

Insurance (continued)
China Life Insurance Co. Ltd., Class A	12,100	$44,933
China Life Insurance Co. Ltd., Class H	89,000	174,305
China Pacific Insurance Group Co. Ltd., Class A	5,200	20,688
China Reinsurance Group Corp., Class H	202,000	23,455
CNP Assurances	6,656	65,145
Dai-ichi Life Holdings, Inc.	28,900	346,811
Direct Line Insurance Group PLC	4,188	15,366
Great-West Lifeco, Inc.	2,687	45,892
Hanwha Life Insurance Co. Ltd.	1,794	2,048
IRB Brasil Resseguros S/A	4,500	8,416
Japan Post Holdings Co. Ltd.	8,100	63,454
Japan Post Insurance Co. Ltd.	900	11,180
Manulife Financial Corp.	1,709	21,216
Momentum Metropolitan Holdings	47,411	41,385
MS&AD Insurance Group Holdings, Inc.	11,900	333,449
NN Group NV	13,746	371,037
Old Mutual Ltd.	29,706	19,710
People’s Insurance Co. Group of China Ltd. (The), Class H	163,000	53,836
PICC Property & Casualty Co. Ltd., Class H	72,000	69,669
Ping An Insurance Group Co. of China Ltd., Class A	6,600	64,361
Ping An Insurance Group Co. of China Ltd., Class H	46,000	451,935
Samsung Fire & Marine Insurance Co. Ltd.	77	9,741
Samsung Life Insurance Co. Ltd.	300	10,597
Sanlam Ltd.	25,363	72,553
SCOR SE	6,285	138,476
Sompo Holdings, Inc.	3,000	92,900
Swiss Re AG	701	54,019
T&D Holdings, Inc.	19,400	158,859
Tokio Marine Holdings, Inc.	3,500	160,484
Tryg A/S	6,271	154,267
		4,547,820
Interactive Media & Services - 2.6%
Auto Trader Group PLC(a)	28,441	154,850
Baidu, Inc., ADR*	56	5,644
Dip Corp.	600	9,660
Kakaku.com, Inc.	2,400	44,130
Kakao Corp.	264	33,722
NAVER Corp.	973	135,877
REA Group Ltd.	446	21,016
Rightmove PLC	18,132	109,581
Tencent Holdings Ltd.	47,200	2,315,272
		2,829,752
Internet & Direct Marketing Retail - 2.6%
Alibaba Group Holding Ltd., ADR*	10,980	2,135,390

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Internet & Direct Marketing Retail (continued)
boohoo Group PLC*	5,326	$12,600
JD.com, Inc., ADR*	6,264	253,692
Meituan Dianping, Class B*	15,000	181,237
Moneysupermarket.com Group PLC	11,848	44,646
Naspers Ltd., Class N	1,056	150,992
Pinduoduo, Inc., ADR*	1,105	39,813
Vipshop Holdings Ltd., ADR*	3,368	52,474
		2,870,844
IT Services - 1.5%
Amadeus IT Group SA	4,906	232,550
CANCOM SE	834	35,726
Capgemini SE	595	50,270
CGI, Inc.*	9,574	512,483
Computershare Ltd.	14,657	87,107
Edenred	2,979	124,505
Nexi SpA*,(a)	1,239	16,121
Nihon Unisys Ltd.	2,200	58,956
Nomura Research Institute Ltd.	1,100	23,313
NTT Data Corp.	5,700	54,912
Samsung SDS Co. Ltd.	156	19,158
SCSK Corp.	500	22,301
Shopify, Inc., Class A*	805	333,470
Sopra Steria Group	165	18,096
TIS, Inc.	900	14,898
		1,603,866
Leisure Products - 0.1%
Sankyo Co. Ltd.	2,600	75,745
Yamaha Corp.	500	19,522
		95,267
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	72	35,630
Lonza Group AG*	463	192,464
Samsung Biologics Co. Ltd.*,(a)	105	41,574
Sartorius Stedim Biotech*	172	34,537
Wuxi Biologics Cayman, Inc.*,(a)	5,000	64,831
		369,036
Machinery - 1.6%
Amada Holdings Co. Ltd.	12,400	97,978
ANDRITZ AG*	744	23,331
Bucher Industries AG	353	93,691
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	447	4,939
DMG Mori Co. Ltd.	1,800	15,040
Doosan Infracore Co. Ltd.*	5,302	13,698
FANUC Corp.	300	40,725
GEA Group AG	1,295	26,607
Interpump Group SpA	730	17,606
Kawasaki Heavy Industries Ltd.	700	10,174
Komatsu Ltd.	6,300	103,789
Metso OYJ	688	16,397

	Shares/ Principal	Fair Value

Machinery (continued)
Mitsubishi Heavy Industries Ltd.	4,100	$103,777
NTN Corp.	4,900	8,578
Rational AG	241	127,935
Sany Heavy Industry Co. Ltd., Class A	44,700	109,023
Sinotruk Hong Kong Ltd.	13,500	22,468
SMC Corp.	200	84,757
Spirax-Sarco Engineering PLC	548	55,481
Sumitomo Heavy Industries Ltd.	1,900	34,337
Techtronic Industries Co. Ltd.	31,500	204,421
Volvo AB, Class B	31,949	385,347
Wartsila OYJ Abp	16,232	119,153
Weichai Power Co. Ltd., Class A	21,695	36,581
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	41,399	33,210
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	11,060
		1,800,103
Marine - 0.0%†
COSCO SHIPPING Holdings Co. Ltd., Class H*	77,500	21,398

Media - 0.6%
Dentsu Group, Inc.	1,500	28,998
Fuji Media Holdings, Inc.	1,300	12,969
Lagardere SCA	1,018	12,846
Megacable Holdings SAB de CV	3,800	10,469
MultiChoice Group*	3,328	15,982
Nippon Television Holdings, Inc.	1,300	14,511
Pearson PLC	13,873	95,057
Publicis Groupe SA	4,672	133,900
Quebecor, Inc., Class B	8,437	184,407
Schibsted ASA, Class A	3,514	66,509
Stroeer SE & Co. KGaA	1,517	78,965
Tokyo Broadcasting System Holdings, Inc.	2,400	33,436
WPP PLC	2,685	18,358
		706,407
Metals & Mining - 2.5%
Acerinox SA*	6,361	43,357
Angang Steel Co. Ltd., Class H	44,200	11,633
Anglo American Platinum Ltd.	3,375	142,519
Anglo American PLC	11,710	199,496
AngloGold Ashanti Ltd.	1,113	19,886
BHP Group Ltd.	40,345	715,608
BHP Group PLC	4,211	65,372
China Zhongwang Holdings Ltd.	25,600	6,738
Franco-Nevada Corp.	1,979	195,502
Gold Fields Ltd.	6,626	34,236
Grupo Mexico SAB de CV	19,600	36,753
Hyundai Steel Co.	397	5,854
Impala Platinum Holdings Ltd.	5,168	21,916

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Metals & Mining (continued)
JFE Holdings, Inc.	14,700	$95,726
Jiangxi Copper Co. Ltd., Class H	81,000	74,825
Kobe Steel Ltd.*	20,300	62,806
Korea Zinc Co. Ltd.	50	14,622
Mitsubishi Materials Corp.	1,100	22,570
Mitsui Mining & Smelting Co. Ltd.	800	13,391
MMG Ltd.*	40,000	5,728
Northam Platinum Ltd.*	2,292	8,908
Northern Star Resources Ltd.	2,958	19,064
POSCO	2,088	276,147
Rio Tinto Ltd.	1,214	62,838
Rio Tinto PLC	3,609	166,402
Shandong Gold Mining Co. Ltd., Class H(a)	6,250	15,015
Teck Resources Ltd., Class B	9,575	71,778
Vale SA	11,700	97,451
Wheaton Precious Metals Corp.	7,589	206,500
Zhaojin Mining Industry Co. Ltd., Class H	15,000	15,056
		2,727,697
Multiline Retail - 0.2%
Dollarama, Inc.	1,141	31,296
Isetan Mitsukoshi Holdings Ltd.	12,500	72,947
Izumi Co. Ltd.	500	13,802
Lifestyle International Holdings Ltd.	22,500	18,898
Magazine Luiza SA	7,400	56,185
Ryohin Keikaku Co. Ltd.	1,100	12,370
Woolworths Holdings Ltd.	8,448	13,055
		218,553
Multi-Utilities - 0.5%
A2A SpA	16,248	20,199
Centrica PLC	55,807	26,351
Engie SA	19,526	201,651
Hera SpA	4,434	15,899
National Grid PLC	18,137	212,881
Veolia Environnement SA	4,219	90,156
		567,137
Oil, Gas & Consumable Fuels - 4.4%
BP PLC	100,504	428,942
China Petroleum & Chemical Corp., Class H	292,000	143,911
CNOOC Ltd.	492,000	516,064
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	26,000	13,988
Ecopetrol SA	78,611	37,659
Enbridge, Inc.	6,800	195,780
Eni SpA	1,659	16,784
Equinor ASA	23,656	295,447
Galp Energia SGPS SA	14,147	161,359
Gaztransport Et Technigaz SA	131	9,631
Gibson Energy, Inc.	880	10,047

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
JXTG Holdings, Inc.	136,800	$469,115
Novatek PJSC, GDR	602	69,411
Oil Search Ltd.	4,270	6,220
OMV AG	1,473	40,665
Pembina Pipeline Corp.	3,371	62,525
PetroChina Co. Ltd., Class H	528,000	193,464
Petroleo Brasileiro SA	27,000	73,869
Petroleo Brasileiro SA	22,561	60,681
Petronas Dagangan BHD	14,500	71,023
PTT Exploration & Production PCL, NVDR	27,500	56,563
PTT PCL, NVDR	145,800	136,615
Royal Dutch Shell PLC, Class A	37,401	658,066
Royal Dutch Shell PLC, Class B	21,418	361,125
SK Innovation Co. Ltd.	1,625	116,133
Star Petroleum Refining PCL, NVDR	47,400	6,384
Suncor Energy, Inc.	564	8,900
Thai Oil PCL, NVDR	20,400	19,115
TOTAL SA	9,510	369,289
Ultrapar Participacoes SA	45,378	110,326
Woodside Petroleum Ltd.	6,479	72,211
YPF SA, ADR	1,844	7,689
		4,799,001
Paper & Forest Products - 0.2%
Indah Kiat Pulp & Paper Corp. TBK PT	26,300	6,466
Oji Holdings Corp.	9,600	51,488
Pabrik Kertas Tjiwi Kimia Tbk PT	13,000	3,181
UPM-Kymmene OYJ	6,015	165,593
		226,728
Personal Products - 2.6%
Amorepacific Corp.	503	69,623
Kao Corp.	9,200	752,499
Kose Corp.	100	12,348
LG Household & Health Care Ltd.	107	98,443
L’Oreal SA	3,250	851,932
Pola Orbis Holdings, Inc.	11,600	214,367
Unilever NV	7,227	355,296
Unilever PLC	8,918	450,664
		2,805,172
Pharmaceuticals - 7.5%
Astellas Pharma, Inc.	1,400	21,670
AstraZeneca PLC	8,574	767,157
Bausch Health Cos., Inc.*	1,916	29,359
Bayer AG	2,417	140,161
Changchun High & New Technology Industry Group, Inc., Class A	300	23,177
China Traditional Chinese Medicine Holdings Co. Ltd.	24,000	10,930
Chugai Pharmaceutical Co. Ltd.	3,500	405,262
Daiichi Sankyo Co. Ltd.	700	48,203

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Dechra Pharmaceuticals PLC	2,024	$59,027
Eisai Co. Ltd.	900	66,119
GlaxoSmithKline PLC	51,568	968,462
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	32,358
H Lundbeck A/S	1,641	48,693
Jiangsu Hengrui Medicine Co. Ltd., Class A*	9,786	126,969
Kissei Pharmaceutical Co. Ltd.	400	10,304
Luye Pharma Group Ltd.(a)	16,500	8,047
Merck KGaA	6,619	679,934
Novartis AG	16,314	1,346,362
Novo Nordisk A/S, Class B	9,462	569,253
Otsuka Holdings Co. Ltd.	7,300	286,104
Roche Holding AG	4,788	1,554,102
Sanofi	2,718	239,004
Shionogi & Co. Ltd.	3,800	187,158
SSY Group Ltd.	14,000	10,946
Takeda Pharmaceutical Co. Ltd.	17,700	542,370
Teva Pharmaceutical Industries Ltd., ADR*	5,043	45,286
Vifor Pharma AG	168	23,224
		8,249,641
Professional Services - 1.5%
ALS Ltd.	15,048	51,208
Bureau Veritas SA	1,217	23,115
Experian PLC	29,260	816,684
Intertek Group PLC	371	21,741
Recruit Holdings Co. Ltd.	13,000	336,696
RELX PLC	8,813	189,267
Teleperformance	354	73,723
Wolters Kluwer NV	1,722	121,266
		1,633,700
Real Estate Management & Development - 2.1%
Aroundtown SA	27,370	136,765
Castellum AB	818	13,870
China Overseas Land & Investment Ltd.	28,000	86,880
CK Asset Holdings Ltd.	27,000	147,873
Daito Trust Construction Co. Ltd.	1,900	177,143
Daiwa House Industry Co. Ltd.	1,000	24,802
Fabege AB	2,704	34,743
Grand City Properties SA	1,745	36,686
Greentown China Holdings Ltd.	10,500	9,551
Hongkong Land Holdings Ltd.	40,400	151,500
Hulic Co. Ltd.	1,500	15,256
Hysan Development Co. Ltd.	9,000	29,261
Kaisa Group Holdings Ltd.*	29,000	10,738
KWG Group Holdings Ltd.*	15,500	22,037
LEG Immobilien AG	890	100,292
Logan Property Holdings Co. Ltd.	26,000	40,119

	Shares/ Principal	Fair Value

Real Estate Management & Development (continued)
Mitsubishi Estate Co. Ltd.	4,200	$62,054
PSP Swiss Property AG	1,161	144,833
Shenzhen Investment Ltd.	38,000	11,864
Shui On Land Ltd.	38,500	6,457
Sino Land Co. Ltd.	14,000	17,773
SM Prime Holdings, Inc.	21,800	12,173
Sumitomo Realty & Development Co. Ltd.	700	17,086
Sun Hung Kai Properties Ltd.	2,500	32,964
Sunac China Holdings Ltd.	7,000	32,422
Swire Pacific Ltd., Class A	47,000	302,887
Swire Properties Ltd.	106,800	300,383
TAG Immobilien AG*	9,858	195,133
Wharf Holdings Ltd. (The)	41,000	72,681
Wharf Real Estate Investment Co. Ltd.	21,000	86,429
Yuexiu Property Co. Ltd.	60,000	10,838
Yuzhou Properties Co. Ltd.	20,000	8,515
		2,352,008
Road & Rail - 0.8%
Aurizon Holdings Ltd.	7,466	19,329
CAR, Inc.*	10,000	5,586
Central Japan Railway Co.	900	144,394
Cia de Locacao das Americas	4,300	8,771
CJ Logistics Corp.*	69	7,709
East Japan Railway Co.	6,700	507,426
Hitachi Transport System Ltd.	800	17,407
MTR Corp. Ltd.	6,000	31,003
TFI International, Inc.	5,870	128,053
West Japan Railway Co.	800	54,808
		924,486
Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp.	1,600	64,323
ASM International NV	1,633	163,664
ASML Holding NV	4,392	1,168,396
Gigadevice Semiconductor Beijing, Inc., Class A	2,200	75,062
Lasertec Corp.	400	18,749
LONGi Green Energy Technology Co. Ltd., Class A	5,020	17,580
NXP Semiconductors NV	1,145	94,955
Seoul Semiconductor Co. Ltd.	728	7,086
Shenzhen Goodix Technology Co. Ltd., Class A	1,600	58,824
SK Hynix, Inc.	1,874	128,233
Tokyo Electron Ltd.	1,100	207,406
Ulvac, Inc.	400	9,597
Will Semiconductor Ltd., Class A	700	15,385
		2,029,260
Software - 1.6%
Dassault Systemes SE	2,235	331,068

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Software (continued)
Descartes Systems Group, Inc. (The)*	432	$14,693
Nemetschek SE	378	18,780
Nice Ltd.*	162	23,974
Sangfor Technologies, Inc., Class A	1,700	37,882
SAP SE	9,210	1,038,863
SimCorp A/S	738	61,963
TOTVS SA	1,600	14,345
Trend Micro, Inc.	3,800	187,967
Xero Ltd.*	564	23,442
		1,752,977
Specialty Retail - 1.0%
Chow Tai Fook Jewellery Group Ltd.	47,200	33,432
Fast Retailing Co. Ltd.	800	327,470
Home Product Center PCL, NVDR	26,700	9,031
Hotel Shilla Co. Ltd.	218	12,625
Industria de Diseno Textil SA	18,870	489,883
JD Sports Fashion PLC	1,594	9,046
Nitori Holdings Co. Ltd.	1,100	148,562
Zhongsheng Group Holdings Ltd.	11,000	38,460
		1,068,509
Technology Hardware, Storage & Peripherals - 1.8%
Canon, Inc.	14,600	319,035
Konica Minolta, Inc.	29,700	120,775
Legend Holdings Corp., Class H(a)	11,300	13,952
Lenovo Group Ltd.	98,000	52,598
Logitech International SA	6,793	293,751
Samsung Electronics Co. Ltd.	25,961	1,018,308
Samsung Electronics Co. Ltd.	4,018	132,355
Seiko Epson Corp.	2,700	29,262
		1,980,036
Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	1,669	377,067
ANTA Sports Products Ltd.	3,000	22,043
Christian Dior SE	637	228,137
EssilorLuxottica SA	3,366	362,982
Fila Holdings Corp.	367	8,758
Hermes International	90	62,095
Kering SA	75	39,163
Li Ning Co. Ltd.	37,500	109,584
LVMH Moet Hennessy Louis Vuitton SE	2,163	803,261
		2,013,090
Thrifts & Mortgage Finance - 0.1%
Deutsche Pfandbriefbank AG(a)	10,997	84,345

Tobacco - 0.8%
British American Tobacco PLC	16,242	555,642
Gudang Garam TBK PT	28,200	71,062
Imperial Brands PLC	700	12,992
Japan Tobacco, Inc.	6,700	123,878
Swedish Match AB	1,942	111,333
		874,907

	Shares/ Principal	Fair Value

Trading Companies & Distributors - 0.6%
Barloworld Ltd.	16,976	$61,545
Bunzl PLC	322	6,506
Howden Joinery Group PLC	19,392	123,111
Indutrade AB	445	12,127
Marubeni Corp.	23,900	119,329
Posco International Corp.	432	4,028
Rexel SA	31,630	235,307
Sojitz Corp.	5,000	11,764
Sumitomo Corp.	3,900	44,760
		618,477
Transportation Infrastructure - 0.1%
Aena SME SA(a)	65	7,098
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,800	6,160
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,300	23,510
Shenzhen International Holdings Ltd.	9,500	17,404
Transurban Group	3,404	25,084
		79,256
Water Utilities - 0.1%
Severn Trent PLC	2,997	84,728

Wireless Telecommunication Services - 2.1%
Advanced Info Service PCL, NVDR	5,600	34,299
America Movil SAB de CV	389,956	234,380
China Mobile Ltd.	5,500	40,908
KDDI Corp.	21,000	620,536
Millicom International Cellular SA, SDR	999	28,192
Mobile TeleSystems PJSC, ADR	3,291	25,012
NTT DOCOMO, Inc.	7,500	234,612
Rogers Communications, Inc., Class B	8,938	368,861
SoftBank Group Corp.	3,500	122,810
Tele2 AB, Class B	15,622	210,339
Vodafone Group PLC	233,827	327,625
		2,247,574
Total Common Stocks (Cost - $118,388,690)		98,134,472
Exchange Traded Funds - 6.1%
Equity Funds - 6.1%
iShares MSCI India ETF	123,284	2,972,377
iShares MSCI Taiwan ETF	95,076	3,134,656
iShares MSCI Turkey ETF	32,024	601,731
Total Exchange Traded Funds (Cost - $7,924,622)		6,708,764
Short-Term Investments - 0.5%
Money Market Funds - 0.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(b) (Cost - $540,286)	540,286	540,286

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Total Investments - 96.1% (Cost - $126,853,598)		$105,383,522
Other Assets Less Liabilities - Net 3.9%		4,261,562
Total Net Assets - 100.0%		$109,645,084

*	Non-income producing security.
†	Represents less than 0.05%.
(a)

144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2020, these securities amounted to $1,222,632 or 1.1% of net assets.

(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index Future	Goldman Sachs & Co.	46	6/19/2020	$1,386,507	$172,510
FTSE 100 Index Future	Goldman Sachs & Co.	7	6/19/2020	489,142	44,353
MSCI Emerging Market Index Future	Goldman Sachs & Co.	17	6/19/2020	716,465	17,969
Nikkei Index Future	Goldman Sachs & Co.	13	6/11/2020	1,122,621	19,261
S&P/TSX 60 Index Future	Goldman Sachs & Co.	2	6/18/2020	228,812	22,151
SPI 200 Index Future	Goldman Sachs & Co.	3	6/18/2020	234,522	3,167
Total Net Unrealized Appreciation on Futures contracts					$279,411